DIVIDEND	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Dividend
DIVIDEND	15. DIVIDEND No dividend was declared for the nine months ended September 30, 2025.	15. DIVIDEND No dividends were declared for the years ended December 31, 2024 or December 31, 2023.